RECEIVABLES – DIGITAL ASSETS (Tables)	6 Months Ended
Sep. 30, 2025
Schedule of Receivables
Schedule of Receivables – digital assets

Three and six months ended
September 30,
2025 (unaudited)
	TON	USD1	Total
Receivables – digital assets value as of April 1	$–	$–	$–
Contributions	–	–	–
Unrealized losses on digital asset receivables recognized in Statement of Operations	–	–	–
Sales	–	–	–
Receivables – digital assets value as of June 30	$–	$–	$–
Contributions	9,016	15,000	24,016
Unrealized losses on digital asset receivables recognized in Statement of Operations	(96)	–	(96)
Sales	–	–	–
Receivables – digital asset value as of September 30	$8,920	$15,000	$23,920

Schedule of TON tokens receivable

Fiscal 2026	796,245
Fiscal 2027	1,587,336
Fiscal 2028	1,587,336
Fiscal 2029	105,023
Total	4,075,940